Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2016
Registrant Name	dei_EntityRegistrantName	AIM TREASURERS SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Central Index Key	dei_EntityCentralIndexKey	0000828806
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2016
Prospectus Date	rr_ProspectusDate	Sep. 01, 2016